Schedule of Change in Unrealized net Capital Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ (239,384)	$ 116,070	$ (343,401)
Amounts recognized for:
Insurance reserves	212,845	(88,985)	192,620
DAC and DSI	7,315	1,058	10,295
Amounts recognized	220,160	(87,927)	202,915
Deferred income taxes	6,728	(9,850)	49,170
Increase (decrease) in unrealized net capital gains and losses, after-tax	(12,496)	18,293	(91,316)
EMA limited partnerships
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(58)		(127)
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(235,454)	154,469	(351,008)
Equity securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(3,873)	(38,400)	7,735
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 1	$ 1	$ (1)